Financial instruments and risk management - Summary of Impact of Additional Weakening or Strengthening of Sterling Against U.S. Dollar (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	£ (43,267)	£ (40,489)	£ (39,410)
Total equity	17,050	22,072	8,526	£ 9,059
Currency Risk | U.S. Dollar
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(43,267)	(40,489)	(39,410)
U.S. dollar denominated net financial assets	51,374	50,139	10,372
Total equity	17,050	22,072	8,526
If Sterling Rose 20% | Currency Risk | U.S. Dollar
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(42,958)	(37,013)	(36,308)
U.S. dollar denominated net financial assets	42,812	41,783	8,643
Total equity	8,488	13,716	6,797
If Sterling Fell 20% | Currency Risk | U.S. Dollar
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(43,730)	(45,703)	(44,063)
U.S. dollar denominated net financial assets	64,218	62,674	12,965
Total equity	£ 29,894	£ 34,607	£ 11,119